LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Commercial Lending Asset Quality Indicators (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total Financing Receivables	$ 84,477,513	$ 88,638,452
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Total	4,708,639	4,840,061	$ 4,744,963
LHFS	1,500,000	1,300,000
Commercial
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	6,905,168	5,721,791
Year Two	3,668,443	4,365,247
Year Three	3,755,021	9,437,476
Year Four	8,137,739	4,637,848
Year Five	3,580,778	2,569,279
Prior	8,134,052	7,925,369
Total Financing Receivables	34,181,201	34,657,010
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year	3,265	5,202
Year Two	14,301	13,914
Year Three	13,411	21,280
Year Four	16,597	29,985
Year Five	14,761	5,040
Prior	81,278	32,611
Total	143,613	108,032	$ 158,157
LHFS	373,300	196,200
Revolving loans converted to term loans	3,800	8,900
Commercial | Pass
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	6,479,590	5,292,984
Year Two	3,339,678	3,734,405
Year Three	3,033,702	7,830,872
Year Four	6,202,017	3,692,365
Year Five	2,795,975	2,307,240
Prior	6,674,055	6,793,658
Total Financing Receivables	28,525,017	29,651,524
Commercial | Special mention
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	73,314	34,849
Year Two	20,419	216,393
Year Three	385,972	673,331
Year Four	938,663	542,075
Year Five	351,883	62,428
Prior	493,782	298,981
Total Financing Receivables	2,264,033	1,828,057
Commercial | Substandard
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	35	29,011
Year Two	46,680	223,582
Year Three	215,861	770,082
Year Four	907,325	335,754
Year Five	403,125	182,374
Prior	928,497	774,409
Total Financing Receivables	2,501,523	2,315,212
Commercial | Doubtful
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	0	0
Year Three	0	0
Year Four	0	0
Year Five	0	0
Prior	32,488	48,489
Total Financing Receivables	32,488	48,489
Commercial | N/A
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	352,229	364,947
Year Two	261,666	190,867
Year Three	119,486	163,191
Year Four	89,734	67,654
Year Five	29,795	17,237
Prior	5,230	9,832
Total Financing Receivables	858,140	813,728
Commercial | CRE
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	602,772	386,112
Year Two	1,033,295	867,083
Year Three	1,476,278	3,349,624
Year Four	2,759,755	1,459,094
Year Five	808,146	828,886
Prior	1,688,005	1,734,001
Total Financing Receivables	8,368,251	8,624,800
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year	0	3,184
Year Two	0	0
Year Three	0	0
Year Four	0	19,709
Year Five	8,650	0
Prior	48,802	681
Total	57,452	23,574
LHFS	232,400
Commercial | CRE | Pass
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	593,052	338,140
Year Two	1,033,158	824,121
Year Three	1,291,871	2,829,501
Year Four	1,602,467	1,098,765
Year Five	513,182	740,463
Prior	1,167,704	1,387,777
Total Financing Receivables	6,201,434	7,218,767
Commercial | CRE | Special mention
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	9,720	18,961
Year Two	0	32,300
Year Three	156,521	276,613
Year Four	770,466	311,328
Year Five	192,505	22,486
Prior	199,083	98,887
Total Financing Receivables	1,328,295	760,575
Commercial | CRE | Substandard
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	0	29,011
Year Two	137	10,662
Year Three	27,886	243,510
Year Four	386,822	49,001
Year Five	102,459	65,937
Prior	288,730	198,848
Total Financing Receivables	806,034	596,969
Commercial | CRE | Doubtful
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	0	0
Year Three	0	0
Year Four	0	0
Year Five	0	0
Prior	32,488	48,489
Total Financing Receivables	32,488	48,489
Commercial | C&I
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	1,193,087	1,577,680
Year Two	1,230,274	1,009,974
Year Three	742,758	1,687,586
Year Four	1,271,022	1,019,400
Year Five	761,508	467,011
Prior	2,763,172	2,820,934
Total Financing Receivables	7,961,821	8,582,585
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year	3,265	2,018
Year Two	14,301	13,647
Year Three	13,411	21,267
Year Four	14,052	10,256
Year Five	4,864	5,040
Prior	14,711	6,956
Total	64,604	59,184
LHFS	140,800	196,200
Commercial | C&I | Pass
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	777,229	1,196,845
Year Two	902,846	675,221
Year Three	465,249	1,291,707
Year Four	1,030,736	808,286
Year Five	555,840	412,971
Prior	2,334,869	2,501,415
Total Financing Receivables	6,066,769	6,886,445
Commercial | C&I | Special mention
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	63,594	15,888
Year Two	20,419	18,633
Year Three	90,361	198,737
Year Four	42,008	70,428
Year Five	98,873	10,973
Prior	167,823	98,450
Total Financing Receivables	483,078	413,109
Commercial | C&I | Substandard
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	35	0
Year Two	45,343	125,253
Year Three	67,662	33,951
Year Four	108,544	73,032
Year Five	77,000	25,830
Prior	255,250	211,237
Total Financing Receivables	553,834	469,303
Commercial | C&I | N/A
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	352,229	364,947
Year Two	261,666	190,867
Year Three	119,486	163,191
Year Four	89,734	67,654
Year Five	29,795	17,237
Prior	5,230	9,832
Total Financing Receivables	858,140	813,728
Commercial | Multifamily
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	831,626	57,650
Year Two	62,702	1,255,653
Year Three	747,531	3,378,007
Year Four	3,481,288	1,637,076
Year Five	1,669,164	942,647
Prior	2,809,247	2,569,659
Total Financing Receivables	9,601,558	9,840,692
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	0	0
Year Three	0	0
Year Four	2,545	0
Year Five	1,247	0
Prior	10,543	14,100
Total	14,335	14,100
Commercial | Multifamily | Pass
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	831,626	57,650
Year Two	62,702	1,004,387
Year Three	488,387	2,690,142
Year Four	2,943,747	1,266,945
Year Five	1,385,731	823,374
Prior	2,298,668	2,107,406
Total Financing Receivables	8,010,861	7,949,904
Commercial | Multifamily | Special mention
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	0	164,750
Year Three	139,090	197,385
Year Four	126,189	157,652
Year Five	60,505	28,969
Prior	126,876	101,130
Total Financing Receivables	452,660	649,886
Commercial | Multifamily | Substandard
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	0	86,516
Year Three	120,054	490,480
Year Four	411,352	212,479
Year Five	222,928	90,304
Prior	383,703	361,123
Total Financing Receivables	1,138,037	1,240,902
Commercial | Remaining commercial
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	4,277,683	3,700,349
Year Two	1,342,172	1,232,537
Year Three	788,454	1,022,259
Year Four	625,674	522,278
Year Five	341,960	330,735
Prior	873,628	800,775
Total Financing Receivables	8,249,571	7,608,933
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	0	267
Year Three	0	13
Year Four	0	20
Year Five	0	0
Prior	7,222	10,874
Total	7,222	11,174
Commercial | Remaining commercial | Pass
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	4,277,683	3,700,349
Year Two	1,340,972	1,230,676
Year Three	788,195	1,019,522
Year Four	625,067	518,369
Year Five	341,222	330,432
Prior	872,814	797,060
Total Financing Receivables	8,245,953	7,596,408
Commercial | Remaining commercial | Special mention
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year		0
Year Two		710
Year Three		596
Year Four		2,667
Year Five		0
Prior		514
Total Financing Receivables		4,487
Commercial | Remaining commercial | Substandard
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Fiscal Year	0	0
Year Two	1,200	1,151
Year Three	259	2,141
Year Four	607	1,242
Year Five	738	303
Prior	814	3,201
Total Financing Receivables	$ 3,618	$ 8,038